FOLEY & LARDNER LLP ATTORNEYS AT LAW
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	February 23, 2007	WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR SYSTEM		CLIENT/MATTER NUMBER 014352-0269

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Bandag, Incorporated Preliminary Proxy Statement- Commission File No. 1–07007

Ladies and Gentlemen:

        On behalf of Bandag, Incorporated, an Iowa corporation (the “Company”), we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Amendment No. 2 to the Company’s preliminary proxy statement, including the letter to shareholders, notice of special meeting, proxy statement and form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act), for use in conjunction with a special meeting of shareholders of the Company (the “Special Meeting”).

        The only substantive matters to be considered at the Special Meeting are: (1) a proposal to approve that certain Agreement and Plan of Merger, dated as of December 5, 2006 (the “Plan of Merger”), by and among the Company, Bridgestone Americas Holding, Inc. and Grip Acquisition Corporation, which provides for the merger of Grip Acquisition Corporation, a wholly owned subsidiary of Bridgestone, with and into the Company, with the Company continuing as the surviving corporation, and the conversion of each outstanding share of Common Stock and Class A Common Stock into the right to receive $50.75 in cash, without interest; and (2) a proposal to adjourn or postpone the special meeting if necessary or appropriate to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the Plan of Merger.

        If you have any questions or comments regarding this filing, please call Jay O. Rothman at (414) 297-5644 or Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

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